Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible lease assets and liabilities of the Company consist of the following as of December 31, 2013 and 2012 (amounts in thousands):

	December 31,
	2013	2012
Intangible Lease Assets:
In-place leases, gross	$742,253	$219,650
Accumulated amortization on in-place leases	(60,754)	(11,247)
In-place leases, net of accumulated amortization	681,499	208,403
Above market leases, gross	16,123	1,503
Accumulated amortization on above market leases	(657)	(118)
Above market leases, net of accumulated amortization	15,466	1,385
Total intangible lease assets, net	$696,965	$209,788

Intangible Lease Liabilities:
Below market leases, gross	$(78,504)	$—
Accumulated amortization on below market leases	715	—
Below market leases, net of accumulated amortization	(77,789)	—
Total intangible lease liabilities, net	$(77,789)	$—
The following table provides the remaining weighted-average amortization period as of December 31, 2013 for intangible assets and liabilities and the projected amortization expense and adjustments to rental income for the next five years (amounts in thousands):

	Remaining Weighted-Average Amortization Period in Years	2014	2015	2016	2017	2018
In-place leases:
Total to be included in amortization expense	10.17	$104,066	$94,656	$86,460	$78,172	$70,558
Above market lease assets:
Total to be deducted from rental income	11.88	$1,525	$1,525	$1,416	$1,388	$1,359
Below market lease liabilities:
Total to be included in rental income	22.68	$(4,173)	$(4,169)	$(4,151)	$(4,151)	$(4,144)

Schedule of Share Repurchases
The following table reflects the number of shares repurchased for the years ended December 31, 2013, 2012 and 2011.

	Number of Requests	Number of Shares	Average Price per Share
2011	1	2,375	$10.00
2012	75	180,744	10.07
2013	11	4,956	24.98
Cumulative repurchase requests as of December 31, 2013	87	188,075	$10.46

Business Acquisition, Integration, Restructuring and Other Related Costs
Acquisition related expenses include legal and other transaction related costs incurred in connection with self-originated acquisitions including purchases of portfolios. Merger and other transaction related expenses include the following costs (amounts in thousands):

	Year Ended December 31,
	2013	2012
Incentive fee paid to a subsidiary of the Former Sponsor in connection with the ARCT III Merger	$98,360	$—
Legal and other transaction related costs incurred in connection with mergers	109,428	2,603
Accelerated vesting of operating partnership units due to internalization	59,400	—
Acceleration of restricted share amortization resulting from the consummation of the Cole Merger	2,657	—
Other internalization costs	8,474	—
Total	$278,319	$2,603